UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1600

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
April 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 96.19%
Aerospace - 2.56%
4295	Triumph Group, Inc.	$ 343,171

Back Office Support HR & Consutling - 5.24%
8952	Advisory Board Co. *	439,991
3280	Maximus, Inc.	261,383
		701,374
Banks: Diversified - 10.33%
18415	PrivateBancorp, Inc.	353,200
6251	Bank of the Ozarks	255,853
3230	SVB Financial Group *	229,685
5390	Home Bancshares, Inc.	214,091
3970	Texas Capital Bancshares, Inc. *	165,390
2280	Signature Bank Corp. *	163,271
		1,381,490
Building: Roofing/Wallboard & Plumbing - 1.92%
6750	Beacon Roofing Supply, Inc. *	257,378

Chemicals: Specialty - 1.05%
6180	Kraton Performance Polymers, Inc. *	140,348

Communications Technology - 1.57%
9847	Procera Networks, Inc. *	109,203
6100	Ixia *	100,467
		209,670
Computer Services Software & Systems - 9.03%
12045	Synchronoss Tech, Inc. *	341,355
5144	SPS Commerce, Inc. *	242,437
12046	AVG Technologies N.V. *	196,591
13587	Liveperson, Inc. *	174,185
5330	QLIK Technologies, Inc. *	138,633
2400	Sourcefire, Inc. *	114,624
		1,207,825
Consumer Services: Misc - 0.49%
1253	Coinstar, Inc. *	66,171

Cosmetics - 1.29%
5980	Inter Parfums, Inc.	173,241

Environmental Maint & Security Service - 2.69%
16130	Healthcare SVG Group, Inc.	359,538

Foods - 2.49%
3260	Treehouse Foods, Inc. *	207,695
3335	Annies, Inc. *	126,030
		333,725
Health Care Management Services - 1.75%
5080	Centene Corp. *	234,696

Health Care Services - 8.60%
10240	Air Methods Corp.	374,682
3270	Athena Heath, Inc. *	314,770
4110	Medidata Solutions, Inc. *	272,740
7460	HMS Holdings Corp. *	188,067
		1,150,259
Homebuilding - 2.73%
7490	Meritage Homes Corp. *	365,437

Insurance: Property-Casualty - 1.35%
13490	Hilltop Holdings, Inc. *	180,631

Machinery: Industrial - 1.32%
2080	Chart Industries, Inc. *	176,405

Medical & Dental Instruments & Supplies - 1.75%
4269	Cantel Medical Corp. *	134,943
1951	Neogen Corp. *	99,169
		234,112
Medical Services - 2.65%
6580	Parexel International Corp. *	269,451
2684	Icon Public Ltd., Co. *	86,210
		355,661
Offshore Drilling & Other Services - 1.32%
17684	Pacific Drill S.A. *	176,486

Oil: Crude Producers - 6.16%
8580	Gulfport Energy Corp. *	447,790
13880	Approach Resources, Inc. *	329,234
13035	Callon Petroleum Co. *	46,665
		823,689
Pharmaceuticals - 4.39%
22965	Akorn, Inc. *	345,623
8990	Prestige Brands Holdings, Inc. *	242,281
		587,904
Railroad Equipment - 3.42%
4355	Wabtec	457,014

Restaurants - 3.20%
11680	Sonic Corp. *	146,351
1570	Buffalo Wild Wings, Inc. *	141,284
2910	Red Robin Gourmet Burgers *	140,757
		428,392
Scientific Instruments: Electrical - 2.00%
5840	EnerSys *	267,706

Securities Brokerage & Services - 1.35%
4266	MarketAxess Holdings, Inc.	180,537

Semiconductors & Components - 2.30%
25220	Applied Micro Circuits Corp. *	188,141
12660	Inphi Corp. *	119,131
		307,272
Specialty Retail - 8.61%
13233	Pier 1 Imports, Inc.	307,138
7470	Asbury Automotive Group, Inc. *	299,472
4420	Group 1 Automotive, Inc.	267,322
4940	Francescas Holdings Corp. *	141,086
7470	Express, Inc. *	136,029
		1,151,047
Telecommunications Equipment - 1.08%
7280	Vocera Communications, Inc. *	144,144

Textiles Apparel & Shoes - 2.40%
3820	Steven Madden Ltd. *	185,767
2461	Deckers Outdoor Corp. *	135,650
		321,417
Transportation Miscellaneous - 1.15%
4215	Hub Group, Inc. *	154,480

TOTAL FOR COMMON STOCKS (Cost $8,597,026) - 96.19%		$ 12,871,220

SHORT TERM INVESTMENTS - 3.24%
434,162	First American Government Obligation Fund 0.02% ** (Cost $434,162)	434,162

TOTAL INVESTMENTS (Cost $12,077,873) - 99.43%		$ 13,305,382

OTHER ASSETS LESS LIABILITIES - .57%		76,398

NET ASSETS - 100.00%		$ 13,381,780

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Ranger Small Cap Fund
1. SECURITY TRANSACTIONS
At April 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,077,873 amounted to $1,227,509.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,871,220	$0	$0	$12,871,220
Preferred Stocks	$0	$0	$0	$0
Cash Equivalents	$434,162	$0	$0	$434,162
Total	$13,305,382	$0	$0	$13,305,382

Ranger Quest for Income and Growth Fund
Schedule of Investments
Report Date: 4/30/2013

Shares		Value

Common Stocks - 63.15%

Aerospace & Defense - 2.69%
11,320	Bae Systems Plc. ADR (United Kingdom)	$ 265,341

Airlines - 1.64%
3,179	Japan Airlines Co., Ltd.*	161,152

Automobiles - 2.44%
4,357	Daimler AG-Registered Shares	239,945

Beverages - 6.65%
20,594	Coca-Cola Amatil, Ltd. (Australia)	323,403
674,745	Thai Beverage PCL (Singapore)	331,536
		654,939
Capital Markets - 3.23%
8,418	Federation Investors, Inc.	193,277
5,214	Solar Capital, Ltd.	124,771
		318,048
Chemicals - 1.32%
1,390	Basic Energy Services, Inc.	129,846

Construction & Engineering - 1.06%
77,485	NRW Holdings, Ltd.	104,481

Commercial Banks - 1.75%
2,268	Common Wealth Bank of Australia	172,788

Diversified Financial Services - 2.25%
20,759	KKR Financial Holdings LLC	221,914

Diversified Telecommunication Services - 14.30%
7,955	AT&T, Inc.	297,994
3,212	BCE, Inc.	150,521
7,080	Belgacom SA	163,198
605	Swisscom AG-REG	285,081
11,687	Telstra Corp. Ltd. ADR (Australia)	302,576
3,890	Verizon Communications, Inc.	209,710
		1,409,080
Electric Utilities - 1.44%
2,950	Southern Co.	142,279

Energy Equipment & Services - 2.09%
2,973	Diamond Offshore Drilling, Inc.	205,434

Food Products - 0.25%
57,449	Asian Citrus Holdings, Ltd.	24,430

Media - 2.64%
14,518	Regal Entertainment Group Class-A	260,453

Oil, Gas & Consumable Fuels - 5.08%
10,355	Canadian Oil Sands, Ltd.	203,501
3,460	Penn West Petroleum, Ltd.	31,936
5,253	Total SA	264,795
		500,232
Commercial Services & Supplies - 0.16%
4,730	Homeservs Plc ADR*	15,389

Pharmaceuticals - 4.51%
3,828	Astrazeneca Plc	198,750
1,530	Novartis AG ADR (Switzerland)	112,853
1,210	Sanofi ADR (France) *	132,635
		444,238
Tobacco - 5.48%
1,762	British American Tobacco Plc. ADR	195,617
2,243	Imperial Tobacco Group Plc. ADR (United Kingdom)	161,518
1,905	Philip Morris International, Inc.	182,099
		539,234
Transportation Infrastructure - 1.81%
69,810	Sats Ltd.	178,593

Wireless Telecommunication Services - 2.36%
7,596	Vodafone Group Plc. ADR (France)	232,362

TOTAL FOR COMMON STOCKS (Cost $5,879,638) - 63.15%		6,220,178

REAL ESTATE INVESTMENT TRUSTS - 19.32%
18,174	Annaly Capital Management, Inc.	289,694
84,816	Ascendas Real Estate Investment Trust	189,429
56,247	CDL Hospitality Trusts*	91,362
1,120	Cofinimmo*	134,910
3,064	Health Care Reit, Inc.	229,708
6,256	National Retail Properties, Inc.	248,238
12,323	Penny Mac Mortgage Investment Trust	311,156
3,831	Realty Income Corp.	195,266
7,774	Starwood Property Trust, Inc.	213,707
		1,903,470

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,693,618) - 19.32%		1,903,470

MASTER LIMITED PARTNERSHIPS - 17.34%
Oil, Gas & Consumable Fuels - 15.88%

3,533	Cheniere Energy Partners, L.P.	96,451
6,660	Boardwalk Pipeline Partners, L.P.	201,332
4,972	Energy Transfer Partners, L.P.	247,556
1,633	Energy Transfer Equity, L.P.	95,824
3,584	Kinder Morgan Energy Partners, L.P.	317,005
4,725	Plains All American Pipeline, L.P.	271,310
3,021	TC Pipelines, L.P.	141,987
4,627	Teekay LNG Partners, L.P.	192,900
		1,564,365

Electric Utilities - 1.46%
3,711	Brookfield Infrastructure Partners, L.P.	143,430

TOTAL FOR MASTER LIMITED PARTNERSHIPS (Cost $1,572,029) - 17.34%		$ 1,707,795

SHORT TERM INVESTMENTS - 3.22%
317,258	First American Government Obligation Fund 0.02% ** (Cost $317,258)	317,258

TOTAL INVESTMENTS (Cost $9,462,543) - 103.03%		$ 10,148,701

LIABILITIES IN EXCESS OF OTHER ASSETS - ( 3.03%)		(298,010)

NET ASSETS - 100.00%		$ 9,850,691

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at April 30, 2013

NOTES TO FINANCIAL STATEMENTS
Ranger Quest for Income and Growth Fund
1. SECURITY TRANSACTIONS
At April 30, 2013 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,462,543 amounted to $686,158.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund's assets measured at fair value as of April 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,220,178	$0	$0	$6,220,178
Real Estate Investment Trusts	$1,903,470	$0	$0	$1,903,470
Master Limited Partnerships	$1,707,795	$0	$0	$1,707,795
Cash Equivalents	$317,258	$0	$0	$317,258
Total	$10,148,701	$0	$0	$10,148,701

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: June 26, 2013

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 26, 2013